LOSS PER SHARE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
LOSS PER SHARE
Schedule of computation of basic and fully diluted (loss) income per common share

The following table sets forth the computation of basic and fully diluted loss per share for the three and six months ended June 30, 2023 and 2022 (in thousands, except per share amounts):

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Net loss	$(5,262)	$(4,726)	$(9,576)	$(7,185)
Basic weighted average common stock outstanding	3,232,345	645,983	2,149,777	645,977
Basic loss per share	$(1.63)	$(7.32)	$(4.45)	$(11.12)
Net loss	$(5,262)	$(4,726)	$(9,576)	$(7,185)
Dilutive weighted average common stock outstanding	3,232,345	645,983	2,149,777	645,977
Diluted loss per share	$(1.63)	$(7.32)	$(4.45)	$(11.12)

The following table sets forth the computation of basic and fully diluted loss per common share for the years ended December 31, 2022 and 2021 (stated in thousands, except per share amounts):

	Year Ended December 31,
	2022	2021
Net loss	$(30,112)	$(2,756)
Basic weighted average common stock outstanding	751,659	586,271
Basic loss per share	$(40.06)	$(4.70)
Net loss	$(30,112)	$(2,756)
Dilutive weighted average common stock outstanding	751,659	586,271
Diluted loss per share	$(40.06)	$(4.70)